Investment in Securities (Information About Impairment and Upward or Downward Adjustments Resulting From Observable Price Changes) (Detail) - Equity security - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Gain Loss On Investments Held At Cost Balance Sheet and Income Statement Reported Amounts Summary [Line Items]
Carrying value	¥ 67,820	¥ 58,723
Accumulated impairments and downward adjustments	(14,062)	(13,880)
Accumulated upward adjustments	1,742	401
Impairments and downward adjustments	(787)	(208)
Upward adjustments	¥ 1,360	¥ 163